EARNINGS PER SHARE - Potential ordinary shares were excluded from diluted EPS (Details) $ / shares in Units, € in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) shares D $ / shares	Dec. 31, 2025 D $ / shares shares	Jun. 30, 2026 EUR (€) shares	Mar. 31, 2026 USD ($)	Jan. 31, 2026 USD ($)
2028 Convertible Notes
Antidilutive shares not included in the calculation of diluted earnings per share
Principal amount | $				$ 30.0	$ 30.0
Principal amount remained outstanding | $	$ 12.0
2025 Convertible Loan
Antidilutive shares not included in the calculation of diluted earnings per share
Principal amount | €			€ 2.5
Earn-out shares
Antidilutive shares not included in the calculation of diluted earnings per share
Shares issuable under earnout agreement	5,000,000	5,000,000	5,000,000
Earn-out shares | Earnout shares shall vest if occurrence of share price being greater than 15.00 per share
Antidilutive shares not included in the calculation of diluted earnings per share
Shares issuable under earnout agreement	2,500,000	2,500,000	2,500,000
Share price | $ / shares	$ 15	$ 15
Threshold number of specified trading days that common stock price | D	20	20
Threshold period of specified consecutive trading days | D	30	30
Earn-out shares | Earnout shares shall vest if occurrence of share price being greater than 15.00 per share
Antidilutive shares not included in the calculation of diluted earnings per share
Shares issuable under earnout agreement	2,500,000		2,500,000
Share price | $ / shares	$ 18	$ 18
Threshold number of specified trading days that common stock price | D	20	20
Threshold period of specified consecutive trading days | D	30	30
2028 Convertible Notes Warrants
Antidilutive shares not included in the calculation of diluted earnings per share
Potential ordinary shares excluded from diluted EPS	3,744,150
Exercise price of warrants | $ / shares	$ 8.0125
2025 Options
Antidilutive shares not included in the calculation of diluted earnings per share
Potential ordinary shares excluded from diluted EPS	1,250,000
Exercise price of options | $ / shares	$ 4.1956
Public and private warrants
Antidilutive shares not included in the calculation of diluted earnings per share
Potential ordinary shares excluded from diluted EPS	21,000,000